TAMARACK FUNDS

                       TAMARACK ENTERPRISE SMALL CAP FUND


                        SUPPLEMENT DATED MARCH 7, 2005
  TO THE CLASS I PROSPECTUS DATED JANUARY 15, 2005, AS REVISED MARCH 7, 2005,
                  AND THE STATEMENT OF ADDITIONAL INFORMATION
               DATED JANUARY 15, 2005, AS REVISED MARCH 7, 2005



                     Class I shares of Tamarack Enterprise
                  Small Cap Fund are not currently available.